GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

February 5, 2007

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re:	Genworth Financial Asset Management Funds File No. 333-61973 and 811-8977

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 16 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 16 has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary